Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The intangible assets, their original fair values and their net book values are detailed below as of September 30, 2013 and December 31, 2012:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
September 30, 2013:
Technology and intellectual property	$1,757,651	$(147,700)	$1,609,951	11.0 to 20.0 years

December 31, 2012:
Technology and intellectual property	$988,629	$(124,219)	$864,410	11.6 to 20.0 years

The intangible assets, their original fair values, adjusted for impairment charges in the third quarter of 2011 and 2012, and their net book values are detailed below as of the dates presented:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
December 31, 2012:
Technology and intellectual property	$988,629	$(124,219)	$864,410	11.6 to 20.0 years

	$988,629	$(124,219)	$864,410

December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

Summary of Impairment Charges

The following table summarizes the total impairment charges recorded by the Company in the third quarter of 2012:

Patents acquired on the acquisition of LSGBV	$15,984
Trademarks acquired on the acquisition of LSGBV	19,541
License agreements acquired on the acquisition of LSGBV	44,923
Customer relationships acquired on the acquisition of LSGBV	299,089

Total impairment charge	$379,537

The following table summarizes the total impairment charges recorded by the Company in the third quarter of 2012:

Patents acquired on the acquisition of LSGBV	$15,984
Trademarks acquired on the acquisition of LSGBV	19,541
License agreements acquired on the acquisition of LSGBV	44,923
Customer relationships acquired on the acquisition of LSGBV	299,089

Total impairment charge	$379,537

Goodwill arising from the acquisition of LED Effects	$1,626,482
Technology and patents acquired on the acquisition of LED Effects	1,252,335
Trademarks acquired on the acquisition of Lamina	590,782
Customer relationships acquired on the acquisition of Lamina	651,750

Total impairment charge	$4,121,349